Unaudited Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2022		$ 633		$ (17,915,547)	$ (17,914,914)
Balance (in Shares) at Dec. 31, 2022		6,325,000
Waiver of deferred underwriting fee				13,915,000	13,915,000
Increase in redemption value of Class A ordinary shares subject to possible redemption				(1,616,602)	(1,616,602)
Net income (loss)				1,352,593	1,352,593
Balance at Mar. 31, 2023		$ 633		(4,264,556)	(4,263,923)
Balance (in Shares) at Mar. 31, 2023		6,325,000
Balance at Dec. 31, 2022		$ 633		(17,915,547)	(17,914,914)
Balance (in Shares) at Dec. 31, 2022		6,325,000
Balance at Dec. 31, 2023		$ 633		(5,239,644)	(5,239,011)
Balance (in Shares) at Dec. 31, 2023		6,325,000
Waiver of deferred underwriting fee
Increase in redemption value of Class A ordinary shares subject to possible redemption				(13,640)	(13,640)
Net income (loss)				(267,511)	(267,511)
Balance at Mar. 31, 2024		$ 633		$ (5,520,795)	$ (5,520,162)
Balance (in Shares) at Mar. 31, 2024		6,325,000